Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000887210_SupplementTextBlock

Aberdeen Investment Funds

Supplement dated November 12, 2014 to the Statutory Prospectus and Statement of Additional Information, each dated March 3, 2014, as supplemented to date

2.                                      Correction of Certain Benchmark Returns in the Statutory Prospectus

The following replaces the Average Annual Total Returns table for the Aberdeen Global High Income Fund that starts on page 17 of the Statutory Prospectus:

Risk/Return [Heading]	rr_RiskReturnHeading	Aberdeen Global High Income Fund
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for expenses or taxes)
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Please retain this Supplement for future reference.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns As of December 31, 2013
BofA Merrill Lynch Global High Yield Constrained Index (hedged) (reflects no deduction for expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.10%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	19.48%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	8.80%
BofA Merrill Lynch Global High Yield Constrained Index (not hedged) (reflects no deduction for expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.96%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	19.51%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	8.88%
Class A
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.42%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	16.90%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	8.36%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 17, 2002
Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.01%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	13.66%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.22%
Class A | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.47%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	12.29%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.32%
Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.77%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	17.20%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	8.63%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 30, 2003